UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
July 17, 2013
to
August 16, 2013
Commission File Number of issuing entity:
333-180779-02
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor:
333-180779
MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)
Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
(Exact name of sponsors as specified in their charters)
New York
(State or other jurisdiction of incorporation or organization of the issuing entity)
46-2085543
46-2096643
46-2107218
46-6596620
46-6599586
(I.R.S. Employer Identification No.)
c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
60603
(Address of principal executive offices of issuing entity)
(Zip Code)
(312)332-7490
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)
Name of exchange
Title of Class
Section 12(b)
Section 12(g)
Section 15(d)
(If Section 12(b))
A-1 X
A-2 X
A-AB X
A-3 X
A-4 X
A-S X
B X
PST X
C X
Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities
Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? YES
_ X _
NO
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On August 16, 2013 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7. The monthly report to holders is attached as Exhibit 99.1.
No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or Bank of America, National Association and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 17, 2013 to August 16, 2013. Morgan Stanley
Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 14, 2013. The CIK Number of Morgan Stanley Mortgage
Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on August 13, 2013.
The CIK Number of Bank of America, National Association is 0001102113.
PART II - OTHER INFORMATION
Item 6. Significant Obligors of Pool Assets
Chrysler East Building mortgage loan constitutes a significant obligor within the meaning of Item 1101(k) (2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7.
Based on the borrower's operating statement with an end date of March 31, 2013, Loan 30289966 (ProSupp ID 1, Chrysler East
Building) has a Net Operating Income of $
21,909,227.16.
Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7, relating to the August 16, 2013 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
MORGAN STANLEY CAPITAL I INC.
(Depositor)
Date: August 29, 2013 /s/ :
Authorized Signatory
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7, relating to the August 16, 2013 distribution.